Cover	Oct. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2025
Entity File Number	001-32871
Entity Registrant Name	Comcast Corporation
Entity Central Index Key	0001166691
Entity Tax Identification Number	27-0000798
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	215
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Sec 0. 000 Percent Notes Due 2026 [Member]
Title of 12(b) Security	0.000% Notes due 2026
Trading Symbol	CMCS26
Security Exchange Name	NASDAQ
Sec 0. 250 Percent Notes Due 2027 [Member]
Title of 12(b) Security	0.250% Notes due 2027
Trading Symbol	CMCS27
Security Exchange Name	NASDAQ
Sec 1. 500 Percent Notes Due 2029 [Member]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	CMCS29
Security Exchange Name	NASDAQ
Sec 0. 250 Percent Notes Due 2029 [Member]
Title of 12(b) Security	0.250% Notes due 2029
Trading Symbol	CMCS29A
Security Exchange Name	NASDAQ
Sec 0. 750 Percent Notes Due 2032 [Member]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	CMCS32
Security Exchange Name	NASDAQ
Sec 3. 250 Percent Notes Due 2032 [Member]
Title of 12(b) Security	3.250% Notes due 2032
Trading Symbol	CMCS32A
Security Exchange Name	NASDAQ
Sec 1. 875 Percent Notes Due 2036 [Member]
Title of 12(b) Security	1.875% Notes due 2036
Trading Symbol	CMCS36
Security Exchange Name	NASDAQ
Sec 3. 550 Percent Notes Due 2036 [Member]
Title of 12(b) Security	3.550% Notes due 2036
Trading Symbol	CMCS36A
Security Exchange Name	NASDAQ
Sec 1. 250 Percent Notes Due 2040 [Member]
Title of 12(b) Security	1.250% Notes due 2040
Trading Symbol	CMCS40
Security Exchange Name	NASDAQ
Sec 5. 250 Percent Notes Due 2040 [Member]
Title of 12(b) Security	5.250% Notes due 2040
Trading Symbol	CMCS40A
Security Exchange Name	NASDAQ
Sec 5. 50 Percent Notes Due 2029 [Member]
Title of 12(b) Security	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Sec 2. 0 Percent Exchangeable Subordinated Debentures Due 2029 [Member]
Title of 12(b) Security	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE